REVERSE CAPITALIZATION (Details Narrative)			3 Months Ended	12 Months Ended
	Oct. 07, 2022 USD ($) $ / shares shares	Sep. 26, 2022 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 05, 2023 USD ($)
Common stock, par value, (per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Recapitalization exchange ratio	1.182			1.182
Redemption value	$ 6,265,000
Debt Instrument, Face Amount						$ 100,000
Payments of Debt Issuance Costs				$ 4,032,000	$ 6,278,000
Proceeds from Loans		$ 70,969,000
Carrying amount of debt			$ 20,699,000	$ 19,242,000
Transaction cost		18,072,000
Proceeds from issuance of long term debts		10,197,000
Capital stock, shares authorized | shares	175,000,000
Common stock, shares authorized | shares			170,000,000	170,000,000	170,000,000
Preferred stock, shares authorized | shares			5,000,000	5,000,000	5,000,000
Preferred stock, par value, (per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Number of Shares | shares			40,000,000	40,000,000
Audited revenue			$ 250,000,000	$ 250,000
Audited operating income			$ 35,000,000	$ 35,000
Share Price | $ / shares				$ 11.09
Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input				3.90
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Commodity Forward Price [Member]
Share Price | $ / shares				$ 14.00
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input				4.24
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Revenue Multiple [Member]
Warrants and Rights Outstanding, Measurement Input				42.0
Debt Instrument, Fair Value Disclosure				$ 255,100,000
Fair Value, Inputs, Level 3 [Member] | Measurement Input, EBITDA Multiple [Member]
Warrants and Rights Outstanding, Measurement Input				64.0
Debt Instrument, Fair Value Disclosure				$ 41,000,000
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member]
Warrants and Rights Outstanding, Measurement Input				4.24
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Dividend Payment [Member]
Warrants and Rights Outstanding, Measurement Input				15.0
Holders Of Outstanding Shares Of Legacy Dragonfly Common Stock [Member] | Second Tranche [Member]
Volume weighted average price per share | $ / shares				$ 22.50
Holders Of Outstanding Shares Of Legacy Dragonfly Common Stock [Member] | Any Time During Period Beginning On Closing Date And Ending On December 312028 [Member]
Volume weighted average price per share | $ / shares				$ 32.50
Share-Based Payment Arrangement, Tranche One [Member]
Earnout shares issuable | shares			15,000,000	15,000,000
Share-Based Payment Arrangement, Tranche Two [Member]
Earnout shares issuable | shares			12,500,000	12,500,000
Volume weighted average price per share | $ / shares			$ 32.50	$ 32.50
Share-Based Payment Arrangement, Tranche Two [Member] | Holders Of Outstanding Shares Of Legacy Dragonfly Common Stock [Member]
Volume weighted average price per share | $ / shares			$ 22.50
Share-Based Payment Arrangement, Tranche Three [Member]
Earnout shares issuable | shares			12,500,000	12,500,000
Share-Based Payment Arrangement, Tranche Three [Member] | Holders Of Outstanding Shares Of Legacy Dragonfly Common Stock [Member]
Volume weighted average price per share | $ / shares			$ 32.50
Additional Paid-in Capital [Member]
Transaction cost		9,633,000
Warrant Liabilities [Member]
Transaction cost		1,507,000
Term Loan [Member]
Transaction cost		2,081,000
Term Loan Warrants [Member]
Debt Instrument, Unamortized Discount		52,956,000
Carrying amount of debt		18,013,000
Extinguishment of Debt, Amount		42,492,000
Transaction cost		13,221,000
PIPE Financing [Member]
Stock Repurchased During Period, Shares | shares				2,016,912
Proceeds from Short-Term Debt		5,017,000
Debt Instrument, Face Amount		75,000,000
Payments of Debt Issuance Costs		1,950,000
Payments of Financing Costs		$ 2,081,000
Transaction cost				$ (18,072,000)
Proceeds from issuance of long term debts				$ (10,197,000)
Common Class A [Member]
Stock Repurchased During Period, Shares | shares	500,000